Note 7 - Convertible Debt (PIK Notes) (Details Textual) - USD ($)			1 Months Ended					3 Months Ended	6 Months Ended		12 Months Ended		24 Months Ended
	Dec. 14, 2017	Nov. 03, 2014	Nov. 30, 2017	Aug. 31, 2017	May 31, 2017	Feb. 28, 2017	Feb. 28, 2014	Jun. 30, 2018	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2014	Dec. 15, 2017	Dec. 31, 2015	Dec. 31, 2013	Aug. 05, 2013	Aug. 01, 2013
Paid-in-Kind Interest									$ 770,815	$ 2,007,329	$ 4,817,557	$ 3,551,195
Class of Warrant or Right, Number of Securities Called by Warrants or Rights								24,813,373	24,813,373		18,813,373	3,744,623			461,340
Class of Warrant or Right, Exercise Price of Warrants or Rights								$ 0.15	$ 0.15		$ 0.14	$ 0.36			$ 1.15
Warrants Issued to Series 2023 Notes Holders [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	298,420										3,720,000
Class of Warrant or Right, Exercise Price of Warrants or Rights											$ 0.10
Warrants and Rights Outstanding											$ 224,290
Series A PIK Note Derivative Liability [Member]
Derivative Liability, Fair Value, Gross Liability, Total								$ 8,000,101	$ 8,000,101		1,883,630	$ 2,033,643
Series 2023 PIK Note Derivative Liability [Member]
Derivative Liability, Fair Value, Gross Liability, Total								748,417	748,417		163,634	142,909
Series A Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Convertible, Conversion Price		$ 0.40
Debt Instrument, Face Amount		$ 19,848,486
Series 2023 Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage		10.00%
Debt Instrument, Convertible, Conversion Price		$ 0.59
Debt Instrument, Face Amount		$ 10,500,000
Payment in Kind (PIK) Note [Member]
Proceeds from Convertible Debt													$ 23,000,000
Convertible Notes Payable, Total											33,244,605	23,040,093
Long-term Debt, Gross								43,367,095	43,367,095		43,000,437	38,196,966
Paid-in-Kind Interest			$ 1,266,613		$ 1,206,289
Payment in Kind (PIK) Note [Member] | Series A Notes [Member]
Proceeds from Convertible Debt		$ 12,500,000
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%											10.00%	3.00%
Debt Instrument, Convertible, Conversion Price		$ 0.90											$ 0.90
Debt Instrument, Face Amount		$ 19,848,486
Amortization of Debt Issuance Costs and Discounts, Total								80,142	2,239,656		5,808,294	2,549,433
Debt Instrument, Increase, Accrued Interest	$ 324,925								304,977		2,797,836	2,243,003
Convertible Notes Payable, Total								21,458,096	21,458,096		26,909,721	10,696,047
Long-term Debt, Gross								27,214,693	27,214,693		26,909,721	24,125,958
Payment in Kind (PIK) Note [Member] | Series 2023 Notes [Member]
Debt Instrument, Interest Rate, Stated Percentage																10.00%		10.00%
Debt Instrument, Convertible, Conversion Price																$ 1.40	$ 0.59
Debt Instrument, Face Amount																		$ 10,500,000
Amortization of Debt Issuance Costs and Discounts, Total											200,360	154,567
Debt Instrument, Increase, Accrued Interest								50,115	61,681		2,019,717	1,308,192
Convertible Notes Payable, Total								14,497,104	14,497,104		16,090,721	12,344,046
Long-term Debt, Gross								$ 16,152,402	$ 16,152,402		$ 16,090,721	$ 14,071,008
Paid-in-Kind Interest	$ 577,439			$ 738,728		$ 703,550	$ 577,439